Statement of Appropriation of Retained Earnings	12 Months Ended
Dec. 31, 2018
Statement of Appropriation of Retained Earnings [Abstract]
Statement of Appropriation of Retained Earnings
35.	Statement of Disposition of Deficit

For the year ended December 31, 2017, KEPCO’s retained earnings were appropriated on March 30, 2018. For the year ended December 31, 2018, KEPCO’s deficits are expected to be appropriated on March 22, 2019. Statements of disposition of deficit and appropriation of retained earnings of KEPCO, the controlling company, for the years ended December 31, 2017 and 2018, respectively, are as follows:

			2017	2018
			In millions of won except for dividends per share
I. Retained earnings before appropriations (undisposed deficit)
Unappropriated retained earnings carried over from prior years		￦	—	—
Effect of change in accounting policy			—	39,813
Net income (loss)			1,506,852	(1,095,213)
Remeasurements of the defined benefit plan			72,723	(65,442)

			1,579,575	(1,120,842)

II. Transfer from voluntary reserves			—	1,120,842

III. Subtotal (I+II)			1,579,575	—

IV. Appropriations of retained earnings			(1,579,575)	—
Legal reserve			—	—
Dividends (government, individual) Amount of dividends per share (%) :	Current year—￦0 Prior year—￦790 (16%)		(507,152)	—
Reserve for business expansion			(1,072,423)	—
V. Unappropriated retained earnings to be carried over forward to subsequent year			—	—